STATEMENT OF INVESTMENTS
BNY Mellon Small/Mid Cap Multi-Strategy Fund

November 30, 2019 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 98.1%
Automobiles & Components - .1%
Dorman Products	4,719	[a,b]	350,716
Banks - 5.8%
Essent Group	16,650		909,923
First BanCorp	102,383		1,075,022
First Interstate BancSystem, Cl. A	21,262		895,130
First Merchants	13,086		529,852
First Republic Bank	3,324	[a]	365,308
Frost Bank	27,353	[a]	2,559,147
National Bank Holdings, Cl. A	15,430		553,011
Signature Bank	2,399		295,941
South State	33,207		2,765,479
TriState Capital Holdings	17,233	[b]	417,556
Triumph Bancorp	7,036	[b]	252,311
Webster Financial	55,192		2,687,298
			13,305,978
Capital Goods - 7.2%
Aerojet Rocketdyne Holdings	24,121	[a,b]	1,066,148
AGCO	17,354		1,355,868
Allegion	2,300		276,069
Allied Motion Technologies	10,370		464,576
AMETEK	2,377		235,347
Builders FirstSource	34,200	[b]	869,022
Construction Partners, Cl. A	35,126	[b]	695,495
Curtiss-Wright	15,559		2,136,406
Energy Recovery	39,760	[a,b]	346,310
Graco	2,873		138,795
Kornit Digital	19,581	[a,b]	667,712
Masonite International	10,451	[b]	750,382
Mercury Systems	22,359	[b]	1,637,797
Owens Corning	15,570		1,044,124
Proto Labs	2,061	[b]	199,690
Quanta Services	25,421		1,058,530
Rockwell Automation	2,223		435,352
Roper Technologies	2,019		727,587
SiteOne Landscape Supply	5,574	[a,b]	494,748
The Greenbrier Companies	30,990		872,059
Valmont Industries	4,127		590,739
Xylem	2,867		222,221
			16,284,977

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 98.1% (continued)
Commercial & Professional Services - 2.8%
Clarivate Analytics	104,298	[b]	1,875,278
CoStar Group	1,155	[b]	707,853
Covanta Holding	77,331		1,137,539
Equifax	13,823		1,930,244
Waste Connections	7,099		642,814
			6,293,728
Consumer Durables & Apparel - 2.9%
KB Home	23,891		826,151
Lululemon Athletica	4,277	[b]	965,276
Peloton Interactive, Cl. A	9,587	[a,b]	337,750
Ralph Lauren	14,446		1,550,634
Skechers USA, Cl. A	52,863	[b]	2,126,150
Taylor Morrison Home	33,916	[b]	787,530
			6,593,491
Consumer Services - 5.5%
Adtalem Global Education	12,388	[b]	417,847
Chipotle Mexican Grill	538	[b]	437,889
Dave & Buster's Entertainment	15,381	[a]	618,009
Grand Canyon Education	16,843	[b]	1,434,855
Norwegian Cruise Line Holdings	42,814	[b]	2,296,543
Penn National Gaming	49,062	[b]	1,129,898
Planet Fitness, Cl. A	15,717	[b]	1,161,801
Service Corp. International	64,640		2,845,453
The Cheesecake Factory	30,498	[a]	1,330,018
Wynn Resorts	6,294		760,630
			12,432,943
Diversified Financials - 2.8%
Assetmark Financial Holdings	13,681	[b]	342,435
E*TRADE Financial	28,726		1,272,562
FirstCash	9,436		762,806
LPL Financial Holdings	3,284		303,277
OneMain Holdings	22,258		959,097
PJT Partners, Cl. A	27,229	[a]	1,160,500
Tradeweb Markets, Cl. A	3,501		156,600
Voya Financial	24,265		1,414,164
			6,371,441
Energy - 2.6%
Apergy	46,641	[b]	1,191,211
Cactus, Cl. A	11,904		359,382
Euronav	45,780		497,171
Parsley Energy, Cl. A	68,041		1,019,254
PBF Energy, Cl. A	52,877		1,655,050
PDC Energy	33,954	[a,b]	771,774

Description	Shares		Value ($)
Common Stocks - 98.1% (continued)
Energy - 2.6% (continued)
Scorpio Tankers	14,101		484,933
			5,978,775
Food & Staples Retailing - 1.5%
Casey's General Stores	16,981		2,950,788
Grocery Outlet Holding	11,519	[a,b]	381,624
			3,332,412
Food, Beverage & Tobacco - 2.0%
Calavo Growers	9,096	[a]	811,272
Darling Ingredients	55,527	[b]	1,321,543
Freshpet	20,961	[b]	1,126,444
Ingredion	15,068		1,253,206
			4,512,465
Health Care Equipment & Services - 6.9%
ABIOMED	3,069	[b]	602,076
Acadia Healthcare	7,035	[a,b]	226,246
Align Technology	3,591	[b]	995,928
Amedisys	14,504	[b]	2,363,572
AtriCure	11,311	[b]	336,502
Boston Scientific	13,229	[b]	572,154
Centene	5,628	[b]	340,325
DexCom	5,934	[b]	1,348,858
Encompass Health	33,489		2,368,007
Evolent Health, Cl. A	29,865	[a,b]	215,327
Insulet	2,426	[b]	450,508
iRhythm Technologies	7,342	[a,b]	529,285
Laboratory Corporation of America Holdings	1,948	[b]	335,621
Nevro	3,803	[a,b]	425,099
Omnicell	21,327	[b]	1,705,947
Tabula Rasa HealthCare	7,071	[a,b]	315,437
Teladoc Health	20,788	[a,b]	1,740,787
ViewRay	24,111	[a,b]	80,049
WellCare Health Plans	2,447	[b]	788,105
			15,739,833
Household & Personal Products - .2%
Inter Parfums	6,228		439,012
Insurance - 1.1%
Kinsale Captial Group	1,072	[a]	108,551
Markel	186	[b]	211,212
Palomar Holdings	13,549	[b]	739,369
The Hanover Insurance Group	10,331		1,404,293
			2,463,425
Materials - 7.1%
AptarGroup	20,597		2,309,336

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 98.1% (continued)
Materials - 7.1% (continued)
Cabot	26,689		1,254,116
Constellium SE	28,736	[b]	406,327
Crown Holdings	16,707	[b]	1,268,061
Eagle Materials	11,387		1,047,946
FMC	21,416		2,097,911
Huntsman	71,086		1,607,965
Kinross Gold	235,122	[b]	1,018,078
Louisiana-Pacific	71,040		2,107,046
Newmont Goldcorp	13,683		525,427
Norbord	17,588		496,685
Summit Materials, Cl. A	35,948	[b]	858,079
US Concrete	20,490	[b]	838,656
Vulcan Materials	3,014		427,596
			16,263,229
Media & Entertainment - 1.4%
Criteo, ADR	48,702	[b]	869,331
Liberty Media Corp-Liberty Formula One, Cl. C	9,572	[b]	431,601
Nexstar Media Group, Cl. A	4,613		496,866
Sinclair Broadcast Group, Cl. A	12,962	[a]	451,466
Spotify Technology	2,782	[b]	396,574
Twitter	17,895	[b]	553,134
			3,198,972
Pharmaceuticals Biotechnology & Life Sciences - 7.0%
10X Genomics	3,660	[a,b]	237,497
Acceleron Pharma	8,906	[b]	436,038
Aerie Pharmaceuticals	40,343	[a,b]	766,114
Aimmune Therapeutics	16,313	[a,b]	455,459
Amicus Therapeutics	22,358	[b]	234,312
Ascendis Pharma, ADR	1,935	[a,b]	222,873
Biohaven Pharmaceutical Holding	6,687	[a,b]	383,299
CareDx	7,059	[a,b]	144,851
CRISPR Therapeutics	1,774	[a,b]	127,107
Denali Therapeutics	10,931	[a,b]	194,462
Editas Medicine	3,535	[a,b]	107,040
FibroGen	13,308	[b]	563,860
Global Blood Therapeutics		[a,b]	0
GW Pharmaceuticals, ADR	2,555	[a,b]	260,891
Illumina	934	[b]	299,590
Intellia Therapeutics	4,969	[a,b]	86,113
Jazz Pharmaceuticals	13,393	[b]	2,023,950
Mylan	43,002	[b]	807,578
NanoString Technologies	7,303	[b]	196,597
Natera	12,558	[b]	458,241

Description	Shares		Value ($)
Common Stocks - 98.1% (continued)
Pharmaceuticals Biotechnology & Life Sciences - 7.0% (continued)
NeoGenomics	19,060	[a,b]	491,939
Neurocrine Biosciences	2,586	[b]	301,553
Pacific Biosciences of California	44,414	[b]	228,288
Prevail Therapeutics	18,705	[a,b]	269,165
Prothena	14,554	[b]	186,582
PTC Therapeutics	6,945	[b]	326,137
Quanterix	14,420	[b]	365,259
Revance Therapeutics	8,405	[a,b]	150,450
Sage Therapeutics	10,081	[a,b]	1,560,236
Sarepta Therapeutics	7,108	[a,b]	799,579
Syneos Health	17,934	[b]	984,756
TherapeuticsMD	441,553	[a,b]	1,108,298
uniQure	5,395	[a,b]	300,286
Veracyte	7,654	[b]	219,823
Xenon Pharmaceuticals	22,531	[b]	266,542
Zogenix	7,974	[a,b]	380,998
			15,945,763
Real Estate - 6.6%
Americold Realty Trust	89,327	[a,c]	3,360,482
Colliers International Group	16,078	[b]	1,160,992
CoreSite Realty	9,042	[c]	1,025,272
Douglas Emmett	27,521	[c]	1,212,850
Empire State Realty Trust, Cl. A	134,248	[c]	1,874,102
Equinix	640	[c]	362,784
Kilroy Realty	14,797	[c]	1,231,702
Physicians Realty Trust	92,794	[c]	1,780,717
Redfin	52,655	[a,b]	1,015,188
Urban Edge Properties	93,268	[c]	1,933,446
			14,957,535
Retailing - 1.3%
Carvana	5,282	[b]	503,480
Etsy	8,090	[a,b]	351,025
National Vision Holdings	26,268	[b]	793,294
Ollie's Bargain Outlet Holdings	9,158	[a,b]	598,933
Ross Stores	6,142		713,393
			2,960,125
Semiconductors & Semiconductor Equipment - 2.6%
First Solar	26,832	[a,b]	1,482,200
NVIDIA	781		169,274
ON Semiconductor	47,400	[b]	1,017,678
Power Integrations	5,184		474,284
Semtech	11,909	[b]	577,110
Skyworks Solutions	8,691		854,325

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 98.1% (continued)
Semiconductors & Semiconductor Equipment - 2.6% (continued)
Teradyne	19,917		1,246,605
			5,821,476
Software & Services - 20.0%
Amdocs	42,989		2,979,138
CACI International, Cl. A	17,219	[b]	4,120,851
Cardtronics, Cl. A	18,357	[a,b]	775,033
Cerence	4,473	[b]	69,600
Cloudera	103,680	[a,b]	1,024,358
CoreLogic	28,074	[b]	1,163,106
DocuSign	30,401	[a,b]	2,164,855
Euronet Worldwide	9,677	[b]	1,521,128
Everbridge	29,257	[a,b]	2,572,861
Fidelity National Information Services	6,867		948,676
HubSpot	13,954	[b]	2,107,054
I3 Verticals, Cl. A	14,860	[b]	405,975
Jack Henry & Associates	20,275		3,080,583
Liveramp Holdings	29,686	[a,b]	1,486,972
LogMeIn	11,532		899,265
MAXIMUS	24,522		1,830,567
Medallia	22,347	[a,b]	678,455
Mimecast	9,175	[b]	406,911
New Relic	5,475	[b]	372,410
Nuance Communications	107,342	[b]	1,924,642
PaySign	12,204	[a,b]	125,213
Proofpoint	10,486	[b]	1,244,583
Rapid7	23,050	[b]	1,292,413
RealPage	7,273	[b]	400,233
ServiceNow	2,696	[b]	763,076
Shopify, Cl. A	8,834	[b]	2,974,849
Slack Technologies, Cl. A	32,889	[a,b]	750,527
Splunk	7,060	[b]	1,053,493
Square, Cl. A	13,517	[a,b]	934,295
SS&C Technologies Holdings	9,185		551,559
Talend, ADR	42,793	[a,b]	1,624,422
Twilio, Cl. A	21,154	[a,b]	2,184,785
Zendesk	13,374	[b]	1,056,546
			45,488,434
Technology Hardware & Equipment - 5.7%
Amphenol, Cl. A	4,365		453,960
Ciena	23,761	[b]	901,968
Dolby Laboratories, Cl. A	40,311		2,776,622
FLIR Systems	81,646		4,372,960
Itron	8,697	[b]	696,456

Description		Shares		Value ($)
Common Stocks - 98.1% (continued)
Technology Hardware & Equipment - 5.7% (continued)
Littelfuse		1,754		318,193
Lumentum Holdings		11,901	[b]	876,628
NETGEAR		8,672	[a,b]	217,754
nLight		19,606	[b]	390,748
Trimble		5,534	[b]	224,293
Western Digital		32,206		1,620,928
Zebra Technologies, Cl. A		799	[b]	200,501
				13,051,011
Telecommunication Services - .6%
Bandwidth, Cl. A		24,129	[b]	1,349,535
Transportation - 3.3%
J.B. Hunt Transport Services		3,878		448,374
Knight-Swift Transportation Holdings		85,039	[a]	3,145,593
Lyft, Cl. A		4,912	[a,b]	240,590
Marten Transport		16,395	[b]	346,426
SkyWest		33,376		2,090,673
Werner Enterprises		33,376	[a]	1,226,902
				7,498,558
Utilities - 1.1%
Clearway Energy, Cl. C		56,855		1,127,435
PPL		39,952		1,359,567
				2,487,002
Total Common Stocks (cost $170,251,947)				223,120,836

Exchange-Traded Funds - .4%
Registered Investment Companies - .4%
iShares Russell 2000 ETF		1,957	[a]	316,584
iShares Russell 2000 Value ETF		5,166	[a]	646,370
Total Exchange-Traded Funds (cost $928,430)				962,954
	1-Day Yield (%)
Investment Companies - 1.4%
Registered Investment Companies - 1.4%
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $3,115,538)	1.63	3,115,538	[d]	3,115,538

Investment of Cash Collateral for Securities Loaned - 3.5%
Registered Investment Companies - 3.5%
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $8,069,843)	1.63	8,069,843	[d]	8,069,843
Total Investments (cost $182,365,758)		103.4%		235,269,171
Liabilities, Less Cash and Receivables		(3.4%)		(7,826,270)

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Net Assets	100.0%	227,442,901

ADR—American Depository Receipt

ETF—Exchange-Traded Fund

a Security, or portion thereof, on loan. At November 30, 2019, the value of the fund’s securities on loan was $43,024,949 and the value of the collateral was $44,166,208, consisting of cash collateral of $8,069,843 and U.S. Government & Agency securities valued at $36,096,365.

b Non-income producing security.

c Investment in real estate investment trust within the United States.

d Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
BNY Mellon Small/Mid Cap Multi-Strategy Fund

November 30, 2019 (Unaudited)

The following is a summary of the inputs used as of November 30, 2019 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities: †
Equity Securities—Common Stocks	223,120,836	-	-	223,120,836
Exchange-Traded Funds	962,954	-	-	962,954
Investment Companies	11,185,381	-	-	11,185,381

† See Statement of Investments for additional detailed categorizations, if any.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation

NOTES

purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”).These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by BNY Mellon under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a

NOTES

result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At November 30, 2019, accumulated net unrealized appreciation on investments was $52,903,413, consisting of $61,795,881 gross unrealized appreciation and $8,892,468 gross unrealized depreciation.

At November 30, 2019, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.